Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending June 30,
plus inflows/ minus outflows	Total	2016	2017	2018	2019	2020	2021 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$48,008	$47,258	$750	$ -	$ -	$ -	$ -
Bareboat capital leases - upfront hire & handling fees (2)	(13,613	)(12,269)	(1,344	)-	-	-	-
Bareboat commitments charter hire (3)	(364,854	)(4,803)	(26,123	)(27,219)	(27,151	)(27,488)	(252,070)
Total	($330,459)	$30,186	($26,717)	($27,219)	($27,151)	($27,488)	($252,070)

(1)  The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2015, non-cancellable time and freight charter until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.

(2) The amounts represent the Company's commitments under the bareboat lease arrangements representing the upfront hire and handling fees for those vessels being, as of June 30, 2015, under construction.

(3)  The amounts represent the Company's commitments under the bareboat lease arrangements representing the charter hire for those vessels being, as of June 30, 2015, under construction. The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 6-month Libor rate of 0.4449%, as of June 30, 2015 (please refer to Note 6).